Pension and Retirement Allowance Plans (Benefit Payments, which Reflect Expected Future Service) (Details) (JPY ¥) In Millions	Mar. 31, 2011
Domestic Plans [Member]
2012	¥ 15,003
2013	15,704
2014	13,786
2015	16,072
2016	15,435
2017 to 2021	87,010
Foreign Plans [Member]
2012	7,156
2013	7,258
2014	7,759
2015	8,040
2016	8,414
2017 to 2021	¥ 48,931